ALLOWANCE FOR LOAN AND LEASE LOSSES - Changes in the Allowance for Loan and Lease Losses for the Previous Three Years (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Receivables [Abstract]
Balance at beginning of year	$ 43,829	$ 43,829	$ 47,777	$ 52,576
Provision for loan and lease losses		3,369	8,714	19,117
Loans charged off		(7,877)	(17,283)	(25,312)
Recoveries		3,499	4,621	1,396
Balance at end of year		42,820	43,829	47,777
Balance at beginning of year, covered	18,901	18,901	45,190	42,835
Provision for loan and lease losses - covered	(1,841)		195	30,903
Loans charged-off		18,096	39,224	33,907
Recoveries		11,074	12,740	5,359
Balance at end of year, covered		10,038	18,901	45,190
Balance at beginning of year, Covered and Noncovered	62,730	62,730	92,967	95,411
Provision for Loan and Lease Losses, Covered and Uncovered		1,528	8,909	50,020
Loans charged-off, Covered and Noncovered		25,973	56,507	59,219
Recoveries, Covered and Noncovered		14,573	17,361	6,755
Balance at end of year, Covered and Noncovered		$ 52,858	$ 62,730	$ 92,967